Convertible Debt - Schedule of Loan Balance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Change in fair value	$ 0	$ 1,200,541
Repayment of loans		(62,651)
Convertible Debt [Member] | Loan [Member]
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Beginning Balance	$ 0	10,336,003
Accrued interest		601,637
Interest paid		(360,040)
Change in fair value		(1,200,541)
Foreign exchange		(302,246)
Repayment of loans		(9,074,813)
Ending Balance		$ 0